Exhibit 99.4

Lincoln Abstract & Settlement Services, LLC, (“Lincoln Abstract”) was engaged by Bayview Fund Management LLC as a diligence agent to order and review current owner title search reports for a population of 26 mortgage loans.

Lincoln Abstract performed a review of current owner title search reports to determine whether the mortgage was in proper lien position and whether certain other reported liens had an impact on the priority position of the mortgage. In reviewing the title reports the following information was analyzed:

1.	Lien position of the mortgage;

2.	Number of judgments prior to mortgage;

3.	Dollar amount of judgments prior to mortgage;

4.	Whether mortgage was in a Superlien state;

5.	Whether a potential HOA Lien was reported;

6.	Dollar amount of HOA Lien reported;

7.	Whether a potential Municipal Lien was reported;

8.	Dollar amount of Municipal Lien reported.

If the review of the title search reports of the mortgages revealed that a mortgage was not in 1st lien position, a review of the related title insurance policy was performed to determine whether such title insurance policy took exception to the reported priority lien or judgment.

With respect to these 26 mortgage loans:

1.	As set forth in the title reports, the subject mortgages are in Category 1 or 1st lien position, where the Title/Lien search confirmed the expected lien position, with the exception of:

a.	4 mortgage loans for which potentially superior pre-origination mortgages/liens/judgments were found of record. Of which there were;

i.	1 Category 2 Mortgage Loans which had Clear Title Policies that confirmed the lien insured is in the expected lien position.

ii.	3 Category 3 Mortgage Loans which had Title Policies that were available but did not confirm the lien insured is in the expected lien position.

Mailing PO Box 6761 Providence, Rhode Island 02940	Physical 150 Chestnut Street, 2nd Floor Providence, Rhode Island 02903	Contact Phone: 401-831-3500 Fax: 401-228-7429 Website: www.lincoln-abstract.com

3.	As set forth in the title reports, there were 0 mortgage loans for which potentially superior post origination HOA Liens or Municipal Liens were found of record.

Sincerely,

Jennifer S. Johnson, Esq., EVP

Mailing PO Box 6761 Providence, Rhode Island 02940	Physical 150 Chestnut Street, 2nd Floor Providence, Rhode Island 02903	Contact Phone: 401-831-3500 Fax: 401-228-7429 Website: www.lincoln-abstract.com